Stock-Based Compensation (Details Textual) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2015	Mar. 31, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 1.04
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				300,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				20,000
Equity Incentive Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 1.41	$ 5.25
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				3,640,000	3,320,000
Common Stock, Capital Shares Reserved for Future Issuance				3,640,000
Closing Price of Stock				$ 2.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value					$ 507,466
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total				$ 2,500,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				2 years 7 months 2 days
Equity Incentive Plan 2013 [Member] | President and Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	725,627
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost				$ 1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	387,000
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number	290,252
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	48,375
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 4.29
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	7 years
Due to Employees, Current	$ 1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost				$ 1,100,000
Harvard Bioscience Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing Price of Stock				$ 3.47	$ 3.47
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value		$ 0		$ 2,600,000	$ 100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number				651,046	651,046
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total				$ 100,000	$ 100,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				1 year